8. Income Taxes (Dec 2014 Note) (Tables)	7 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income taxes and deferred income taxes
2014
Current:
Federal	$–

Deferred:
NOL Carryforwards	$887,000
Valuation allowance	(887,000)
Deferred tax assets, net	$–